Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

16.	Income Taxes

(a)	Cayman Islands
Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Hong Kong Profits Tax
One of the Company’s subsidiar
ies
 incorporated in Hong Kong is subject to Hong Kong profits tax rate of 16.5% on its estimated assessable profit for the years ended December 31,
 2018,
2019 and 2020. Dividends income received from subsidiaries in China are not subject to Hong Kong profits tax
.

(c)	PRC Enterprise Income Tax (“EIT”)
On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.
Canaan Creative obtained its High and New Technology Enterprises (“HNTE”) certificate with a valid period of three years in 2019. Therefore, Canaan Creative is eligible to enjoy a preferential tax rate of 15% from 2019 to 2021 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority.
Hangzhou Canaan obtained its HNTE certificate with a valid period of three years in 2019, and therefore is eligible to enjoy a prefenrential tax rate of 15%
from 2019 to 2021 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. In addition, In accordance with Caishui (2012) No. 27 issued by the State Tax Bureau on April 20, 2012, Hangzho
u Canaan is qualified as an integrated circuit enterprise and enjoying a
5-year
tax holiday (two year full exemption followed by three year half reduction) beginning from 2016 after utilizing all prior years’ tax losses. Therefore, Hangzhou Canaan is eligible to enjoy a preferential tax rate of 0% from 2016 to 2017 and 12.5% from 2018 to 2020.
The Group’s other PRC subsidiaries are subject to the statutory income tax rate of 25%.

(d)	PRC Withholding Income Tax on Dividends
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.
As of December 31, 2019 and 2020, the aggregated amount of undistributed earnings of the Group entities located in the PRC that are available for distribution to the Company were RMB809,134 and RMB701,633, respectively. The Group plans to indefinitely reinvested undistributed earnings earned from its PRC subsidiaries in its operations in PRC. Therefore, no withholding income tax for undistributed earnings of its subsidiaries were provided as of December 31, 2019 and 2020.
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2018	2019	2020
PRC statutory income tax rates	25.0%	25.0%	25.0%
Permanent book — tax difference	(5.8)%	(3.3)%	4.5%
Different tax rates in other jurisdictions	1.7%	(0.4)%	(2.0)%
Effect of tax holiday	(41.5)%	(8.4)%	(4.4)%
Change in valuation allowance	59.5%	(12.9)%	(23.1)%

Total	38.9%	0.0%	0.0%

Effects of tax holidays entitled by the PRC subsidiaries	83,178	(87,043)	(9,553)
Effects of tax holidays entitled by the PRC subsidiaries on basic earnings/(loss) per share (RMB cent per share)	4.23	(4.04)	(0.41)

Composition of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income/(loss) are as follows:

	For the Years Ended December 31,
	2018	2019	2020
Current income tax expense	76,748	—	—
Deferred tax expense	1,062	—	—

Income tax expense	77,810	—	—

Deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
Deferred tax assets
Tax losses carried forward	121,948	286,044
Allowance for doubtful accounts	567	1,744
Provision for inventory	128,163	16,840
Unrealized gain from intragroup sale	3,361	162

Subtotal	254,039	304,790
Less: Valuation allowance	(254,039)	(304,790)

Total of deferred tax assets	—	—

As of December 31, 2019 and 2020, the Company had tax loss carry forwards of approximately RMB702,845 and RMB1,762,521, which mainly arose from its PRC subsidiaries and to a less extent from its HK subsidiary. As all PRC subsidiaries are qualified as HNTE or technology small and medium enterprise (“SMEs”), the carryforwards period for net operating losses under the EIT Law is changed from five years to ten years. The net operating loss carryforwards will expire in varying amounts between 2021 and 2030. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards.
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for tax loss carry forward because it was more likely than not that such deferred tax assets will not be realized due to lack of profitable history to support the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize part or all of its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.
As of December 31, 2019 and 2020, valuation allowances of RMB254,039 and RMB304,790 were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry forwards and other deferred tax assets generated by its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur.
Movement of valuation allowance is as follows:

	For the Years Ended December 31,
	2018	2019	2020
Beginning balance	1	119,065	254,039
Additions	119,064	134,974	50,751

Ending balance	119,065	254,039	304,790

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.